Non-Controlling Interests	12 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS

NOTE 14 – NON-CONTROLLING INTERESTS

Non-controlling interests consisted of the following:

	June 30, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	US$	US$	US$
Paid-in capital	$-	$-	$-
Deficit	(2,995)	(61,875)	(64,870)
Accumulated other comprehensive income	170	2,849	3,019
Total non-controlling interests	$(2,825)	$(59,026)	$(61,851)

	June 30, 2023
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	US$	US$	US$
Paid-in capital	$-	$-	$-
Deficit	(2,936)	(59,188)	(62,124)
Accumulated other comprehensive income	207	3,624	3,831
Total non-controlling interests	$(2,729)	$(55,564)	$(58,293)

Yangzhou Bangshijie is a limited liability company incorporated on December 2, 2019, under the laws of China; Li Bang holds a 90% equity interest. Nanjing Bangshijie is a limited liability company incorporated on November 25, 2019, under the laws of China; Li Bang held a 95% equity interest.

No capital contributions were received from non-controlling shareholders during the years ended June 30, 2024 and 2023.